Document and Entity Information	6 Months Ended
	Sep. 30, 2014	Nov. 12, 2014
Document and Entity Information:
Entity Registrant Name	Growblox Sciences, Inc.
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001165320
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		32,473,282
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Date of Incorporation	Apr. 04, 2001